Document and Entity Information	0 Months Ended
Oct. 18, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 18, 2013
Registrant Name	DREYFUS FUNDS INC
Central Index Key	0000038403
Amendment Flag	false
Document Creation Date	Oct. 18, 2013
Document Effective Date	Oct. 18, 2013
Prospectus Date	May 21, 2013
Dreyfus Mid-Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	FRSDX
Dreyfus Mid-Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	FRSCX
Dreyfus Mid-Cap Growth Fund | Class F
Risk/Return:
Trading Symbol	FRSPX
Dreyfus Mid-Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	FRSRX